Prepaid Expenses, Other Current Assets and Other Current Liabilities	12 Months Ended
Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses, Other Current Assets and Other Current Liabilities	Prepaid Expenses, Other Current Assets and Other Current Liabilities
Prepaid expenses consist of the following:

	As of December 31
	2023	2022
Prepaid clinical expenses	$292,352	$646,072
Total other prepaid expenses	132,907	134,735
	$425,259	$780,807
Other current assets consist of the following:

	As of December 31
	2023	2022
AusIndustry incentive	$540,604	$179,687
Vendor deposits	172,439	101,386
Excise Tax Bonds	125,784	74,121
Other tax receivables	32,458	—
Other current assets	17,644	126,394
	$888,929	$481,588
Other current liabilities consist of the following:

	As of December 31
	2023	2022
Research and development costs	$467,784	$40,597
Legal expenses	258,213	227,350
EHT Acquisition related liabilities	180,897	369,111
Consulting fees	47,400	—
Professional fees	22,068	86,682
Insurance loan payable	—	55,451
Deposit - Verdélite SPA	—	553,800
Other accrued liabilities	22,190	89,454
	$998,552	$1,422,445